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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2007

If amended report check here          |_|           Amended Number:  1

This Amendment (Check only one):      |_|           is a restatement

                                      |_|           adds new holding
                                                    entries.
Century Management
                                       ------------------------------
Name of Institutional Investment Manager

805 Las Cimas Parkway Suite 430               Austin        TX       78746
Business Address     (Street)                 (City)        (State)  (Zip)

13F Number: 28-__________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jim Brilliant                          Vice President           (512)329-0050
Name                                   (Title)                       (Phone)


                                        /s/ Jim Brilliant
                                       ------------------------------
                                        (Manual Signature of Person Duly
                                        Authorized to submit This Report)

                                        May 11, 2007,  Austin, Texas
                                       ------------------------------
                                         (Place and Date of Signing)

Report Type:

|X| 13F HOLDINGS REPORT.

|_| 13F NOTICE.

|_| 13F COMBINATION REPORT.


                                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                              --------------

Form 13F Information Table Entry Total:            54
                                              --------------

Form 13F Information Table Value Total:         $3,502,106
                                              --------------
                                               (thousands)

List of Other Included Managers:

Name and file numbers of ALL institutional Investment Managers with respect to which this schedule is filed (other that the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

***NONE***

FORM 13F
INFORMATION TABLE
COLUMN 1           COLUMN 2 COLUMN 3 COLUMN 4 COLUMN 5   COLUMN 6    COLUMN 7   COLUMN 8
--------------------------------------------- ---------------------  --------   ------------
                                                                                VOTING   AUTHORITY
                                                                                ------------
                   TITLE OF          VALUE    SHARES/    INVESTMENT  OTHER
NAME OF ISSUER     CLASS    CUSIP    [X$1000] PRN AMT    DISCRETION  MANAGERS   SOLE     SHARED    NONE
--------------------------------------------- ---------- ----------  --------   ------------------ ----
3M Company            COM   88579Y101   207478    2714610    SOLE                   X
Anheuser-Busch Cos    COM   035229103    94426    1871306    SOLE                   X
Automatic Data Proc   COM   053015103    42868     885694    SOLE                   X
Avery Dennison Corp   COM   053611109   110270    1715995    SOLE                   X
Berkshire Hathaway    COM   084670207      211         58    SOLE                   X
Briggs & Stratton     COM   109043109   132133    4283085    SOLE                   X
CDI Corp.             COM   125071100    60474    2091069    SOLE                   X
CDW Corp              COM   12512N105    58376     950279    SOLE                   X
Coca Cola             COM   191216100   101370    2111874    SOLE                   X
Colgate-Palmolive     COM   194162103    97388    1458128    SOLE                   X
Corning Inc.          COM   219350105      829      36450    SOLE                   X
Cost Plus Inc         COM   221485105    30729    3072856    SOLE                   X
Dixie Group Inc.      COM   255519100    25366    2110289    SOLE                   X
Dow Jones & Co Inc.   COM   260561105   121803    3533583    SOLE                   X
DuPont                COM   263534109    82904    1677202    SOLE                   X
Eastman Kodak         COM   277461109     9804     434578    SOLE                   X
EMS Technologies In   COM   26873N108     1684      87410    SOLE                   X
Estee Lauder Cos      COM   518439104    63186    1293463    SOLE                   X
Evans & Sutherland    COM   299096107      864     274190    SOLE                   X
Fossil Inc.           COM   349882100    56939    2151059    SOLE                   X
Gannett Co Inc.       COM   364730101   143826    2555082    SOLE                   X
General Mills Inc.    COM   370334104    57374     985465    SOLE                   X
Handleman             COM   410252100    13090    1878054    SOLE                   X
Hutchinson Tech Inc   COM   448407106    82090    3515620    SOLE                   X
Illinois Tool Works   COM   452308109    93498    1811980    SOLE                   X
Imation Corp.         COM   45245A107    46991    1163713    SOLE                   X
Intel Corp            COM   458140100    30668    1603137    SOLE                   X
Invacare Corp         COM   461203101    13307     763025    SOLE                   X
Johnson & Johnson     COM   478160104      344       5707    SOLE                   X
Kaman Corp.           COM   483548103     5926     254238    SOLE                   X
Kellwood Co           COM   488044108    35049    1194994    SOLE                   X
Kimberly-Clark Corp   COM   494368103   141220    2061906    SOLE                   X
La Z Boy Inc.         COM   505336107     6365     514169    SOLE                   X
Learning Tree         COM   522015106     8810     785202    SOLE                   X
Leggett & Platt Inc   COM   524660107    63024    2780083    SOLE                   X
Marsh & McLennan      COM   571748102   155402    5305630    SOLE                   X
Masco Corp            COM   574599106    34101    1244575    SOLE                   X
Maxwell Technologie   COM   577767106    21606    1725752    SOLE                   X
Microsoft Corp        COM   594918104   249224    8942393    SOLE                   X
Newell Rubbermaid I   COM   651229106    72538    2333158    SOLE                   X
Pacific Sunwear CA    COM   694873100    17939     861228    SOLE                   X
Paxar Corp            COM   704227107    23737     827062    SOLE                   X
Pfizer Inc.           COM   717081103   158614    6279252    SOLE                   X
Powell Industries I   COM   739128106      390      12199    SOLE                   X
Procter & Gamble Co   COM   742718109      328       5187    SOLE                   X
Robbins & Myers Inc   COM   770196103     1376      36895    SOLE                   X
Seagate Technology    COM   G7945J104   116602    5004397    SOLE                   X
Talbots Inc           COM   874161102   125711    5322230    SOLE                   X
USEC Inc.             COM   90333E108    45451    2796995    SOLE                   X
W W Grainger Inc.     COM   384802104    74031     958452    SOLE                   X
Wal-Mart Stores Inc   COM   931142103   181198    3859383    SOLE                   X
Wells Fargo & Co      COM   949746101    78080    2267792    SOLE                   X
Whirlpool             COM   963320106     5730      67487    SOLE                   X
WP Stewart & Co Ltd   COM   G84922106    99365    9867390    SOLE                   X

